Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 427,772,600.00
Previously Paid Amount	0.00
Total Fee Amount	37,216.22
Total Offset Amount	0.00
Net Fee	$ 37,216.22
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false